RESTRICTED CASH	12 Months Ended
Mar. 31, 2023
RESTRICTED CASH
RESTRICTED CASH

5.RESTRICTED CASH

As of March 31, 2023, the Company had $516,755 of restricted cash held as collateral against the Company’s credit card limit (March 31, 2022 — $776,551). Of the total, $302,605 is invested in a cashable GIC account that matured on May 18, 2023 while $214,150 is invested in a money market fund.